Form N-1A Cover	Oct. 01, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	THORNBURG INVESTMENT TRUST
Entity Central Index Key	0000816153
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 01, 2026
Prospectus Date	Feb. 01, 2026